CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	13,500	23,500	1,000,000
Preferred stock, shares outstanding	13,500	23,500	1,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	1,668,049	518,105	51,810,502
Common stock, shares outstanding	1,653,873	503,929	51,015,155
Treasury stock, shares	14,176	14,176	795,347
QDM Holdings Limited [Member]
Common stock, par value per share	$ 1.00
Common stock, shares authorized	50,000
Common stock, shares issued	50,000
Common stock, shares outstanding	50,000